Average Annual Total Returns - Invesco Short Term Bond Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class C Return After Taxes on Distributions 1Year	Class C Return After Taxes on Distributions 5Years	Class C Return After Taxes on Distributions 10Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years	Class R6 10Years		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10Years	Bloomberg Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) 5Years	Bloomberg Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper High Current Yield Bond Funds Index 1Year	Lipper High Current Yield Bond Funds Index 5Years	Lipper High Current Yield Bond Funds Index 10Years
Total	Apr. 30, 2004	0.65%	2.18%	1.88%	Aug. 30, 2002	2.94%	2.34%	1.85%	2.16%	1.55%	1.09%	1.73%	1.44%	1.09%	Apr. 30, 2004	2.99%	2.37%	1.79%	Oct. 03, 2008	3.39%	2.86%	2.29%	Apr. 30, 2004	3.60%	2.94%	2.35%	Sep. 24, 2012	3.51%	2.98%	2.29%	[1]	7.51%	4.44%	3.84%	3.33%	2.21%	1.60%	4.24%	2.78%	2.15%

[1]	Performance shown prior to the inception date is that of the Fund’s Class C shares at net asset value and includes the 12b-1 fees applicable to that class.